Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($)		Mar. 31, 2019	Dec. 31, 2018
Cash and Cash Equivalents		$ 10,393,385	$ 10,279,497
Restricted Cash		10,414,485	3,746,371
LOANS:
Direct Cash Loans		639,652,386	651,085,493
Real Estate Loans		32,675,708	31,655,000
Sales Finance Contracts		54,378,133	50,693,568
Loans, Total		726,706,227	733,434,061
Unearned Finance Charges		97,060,308	98,377,069
Unearned Insurance Premiums and Commissions		48,137,457	49,949,190
Allowance for Loan Losses		43,500,000	43,000,000
Net Loans		538,008,462	542,107,802
INVESTMENT SECURITIES:
Available for Sale, at fair value		218,106,803	212,199,716
Held to Maturity, at amortized cost		381,695	787,987
Other Investments and Securities, at Cost		218,488,498	212,987,703
Other Assets		55,823,354	27,246,364
ASSETS, Total		833,128,184	796,367,737
LIABILITIES AND STOCKHOLDERS' EQUITY
Senior Debt		504,982,681	500,322,650
Accrued Expenses and Other Liabilities		48,199,096	24,914,479
Subordinated Debt		28,801,109	30,270,450
LIABILITIES, Total		581,982,886	555,507,579
COMMITMENTS AND CONTINGENCIES	[1]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued		0	0
Accumulated Other Comprehensive Income		5,507,203	(319,979)
Retained Earnings		245,468,095	241,082,137
Stockholders' Equity, Total		251,145,298	240,860,158
LIABILITIES AND STOCKHOLDERS' EQUITY, TOTAL		833,128,184	796,367,737
Voting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock, Value, Issued		170,000	170,000
Nonvoting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock, Value, Issued		$ 0	$ 0

[1]	Note 6.